First Allmerica Financial Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 – phone 508-460-2401 – fax	commonwealthannuity.com * 800.917.1909

SEMI-ANNUAL REPORT — 6/30/2013

FOR CONTRACT HOLDERS OF: THE FULCRUM FUNDSM

September 25, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subj:	Fulcrum Separate Account
1940 Act Registration Number: 811-7947
1933 Act Registration Numbers: 333-16929
CIK: 00001021148
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Fulcrum Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust (Services Shares)	1046292	August 23, 2013
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	August 23, 2013
Delaware VIP Trust (Standard Class)	814230	September 6, 2013
Gabelli Capital Series Funds Inc. (Class AAA)	901246	September 6, 2013
Lazard Retirement Series Inc. (Service Shares)	1033669	September 6, 2013
Lincoln Variable Insurance Products Trust (Standard Class)	1033669	August 21, 2013
MFS® Variable Insurance TrustSM (Initial Class)	918571	August 28, 2013
Oppenheimer Variable Account Funds (Non-Service Shares)	752737	August 30, 2013

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ Scott D. Silverman

Scott D. Silverman
Senior Vice President, General Counsel
and Corporate Secretary

First Allmerica Financial Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772